Reserves - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares			Each warrant entitled the holder the right to purchase one of the Company’s common shares.
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trailing period for expected volatility			30 months
Description of share option grants			The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant
Weighted average share price at the time of exercise	$ 68.37	$ 64.41	$ 63.57	$ 60.33
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued			seven
Vesting period			three
Stock Options [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued			five
Vesting period			two
RSU [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			three
RSU [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			two